Supplemental Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Financial Information [Abstract]
Supplemental Financial Information

Note 2: Supplemental Financial Information

Supplemental Statement of Operations Information

The following table details the components of "Other income (expense)" on the Consolidated Statements of Operations:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2011	2010	2011	2010
Investment gains	$—	$0.5	$—	$2.3
Derivative financial instruments gains and (losses)	79.4	(31.3)	74.3	(58.1)
Divestitures, net	(0.1)	(1.3)	(1.0)	18.7
Non-operating foreign currency gains and (losses)	12.9	(20.2)	(8.8)	17.8
Other	3.2	—	3.2	—

Other income (expense)	$95.4	$(52.3)	$67.7	$(19.3)

Supplemental Cash Flow Information

During the nine months ended September 30, 2011 and 2010, the principal amount of FDC's senior Payment In-Kind ("PIK") notes due 2015 increased by $73.1 million and $362.5 million, respectively, resulting from the "payment" of accrued interest expense. Beginning October 1, 2011, the interest on FDC's senior PIK notes due 2015 will be required to be paid in cash and the first such payment will be due in March 2012.

During the nine months ended September 30, 2011 and 2010, the Company entered into capital leases totaling approximately $130 million and $50 million, respectively.

Refer to Note 9 of these Consolidated Financial Statements for information concerning the Company's stock-based compensation plans.

Note 9: Supplemental Financial Information

Supplemental Statements of Operations Information

The following table details the components of "Other income (expense)" on the Consolidated Statements of Operations (in millions):

	Year ended December 31,
	2010	2009	2008
Investment gains	$2.5	$3.0	$21.1
Derivative financial instruments losses	(58.3)	(67.4)	(12.9)
Divestitures, net	18.7	(12.9)	(8.5)
Debt repayment gains	—	—	7.0
Non-operating foreign currency gains and (losses)	21.2	10.5	(21.1)
Other	—	5.5	—

Other income (expense)	$(15.9)	$(61.3)	$(14.4)

Supplemental Balance Sheet Information

As of December 31,	2010	2009
(in millions)
Current assets:
Accounts receivable:
Customers	$1,940.7	$2,174.2
Due from unconsolidated merchant alliances	110.1	143.1
Leasing receivables	90.0	101.8
Interest and other receivables	49.1	51.3

	2,189.9	2,470.4
Less allowance for doubtful accounts-other receivables	(17.0)	(12.9)
Less allowance for doubtful accounts-leasing receivables	(3.3)	(2.0)

	$2,169.6	$2,455.5

Other current assets:
Prepaid expenses	$134.4	$122.1
Inventory	106.2	131.8
Deferred and other income tax assets	169.0	133.0
Other	3.8	11.9

	$413.4	$398.8

As of December 31,	2010	2009
(in millions)
Property and equipment:
Land	$91.8	$92.6
Buildings	340.7	403.5
Leasehold improvements	46.2	44.6
Equipment and furniture	947.9	812.8
Equipment under capital lease	217.0	161.6

	1,643.6	1,515.1
Less accumulated depreciation	(691.6)	(463.7)

	$952.0	$1,051.4

Other long-term assets:
Accounts receivable	$150.1	$144.3
Leasing receivables, net of allowance for doubtful accounts of $8.8 (2010) and $7.6 (2009)	221.7	208.3
Investments	25.0	25.6
Regulatory and escrowed cash	13.4	28.8
Derivative financial instruments	7.7	1.2
Deferred financing costs, net of amortization	331.3	411.2
Deferred income tax assets	11.6	3.3
Pension asset	0.2	—
Other	19.7	22.0

	$780.7	$844.7

Other current liabilities:
Accrued expenses	$711.7	$931.3
Compensation and benefit liabilities	253.9	182.3
Due to unconsolidated merchant alliances	115.5	97.4
Other	272.6	343.9

	$1,353.7	$1,554.9

Other long-term liabilities:
Pension obligations	$69.8	$143.1
Derivative financial instruments	375.0	465.0
Income taxes payable	556.5	586.7
Other	138.3	107.1

	$1,139.6	$1,301.9

Supplemental Cash Flow Information

Supplemental cash flow information is summarized as follows (in millions):

	Year ended December 31,
	2010	2009	2008
Income tax payments, net of refunds received	$100.5	$79.0	$69.0
Interest paid	1,494.9	1,412.2	1,424.7
Distributions received from equity method investments	194.1	136.7	122.7

Significant non-cash transactions. In December 2010, the Company exchanged $3.0 billion of its 9.875% senior notes due 2015 and $3.0 billion of its 10.550% senior PIK notes due 2015 for $2.0 billion of 8.25% senior second lien notes due 2021, $1.0 billion of 8.75%/10.00% PIK toggle senior second lien notes due 2022 and $3.0 billion of 12.625% senior notes due 2021.

Prior to the 2010 exchange described above and during 2009 and 2008, the principal amount of the Company's senior PIK notes due 2015 increased by $362.5 million, $333.0 million and $197.4 million, respectively, resulting from the "payment" of accrued interest expense. Beginning October 1, 2011, the interest on this PIK term loan facility will be required to be paid in cash and the first such payment will be due in March 2012.

During 2010, 2009 and 2008, the Company entered into capital leases totaling approximately $65 million, $105 million and $89 million, respectively.

The following summary details the Company's exchange offerings during 2008 and 2009:

•

September 2008—Exchanged substantially all of the remaining balance of the Company's 9.875% senior unsecured cash-pay term loan bridge loans due 2015, all of its 10.55% senior unsecured PIK term loan bridge loans due 2015 and 11.25% senior subordinated unsecured term loan bridge loans due 2016 for senior notes, senior PIK notes and senior subordinated notes, respectively, in each case having substantially identical terms and guarantees with the exception of interest payments being due semi-annually on March 31 and September 30 of each year instead of quarterly.

•

October 2008—Exchanged the $2.2 billion aggregate principal amount of its 9.875% senior notes due 2015 for publicly tradable notes having substantially identical terms and guarantees, except that the exchange notes are freely tradable. Substantially all of the notes were exchanged effective October 21, 2008.

•

March 2009—Exchanged the remaining balance of the Company's 9.875% senior unsecured cash-pay term loan bridge loans due 2015 that was not previously exchanged for senior notes identical to those described above.

•

September 2009—Exchanged aggregate principal amounts of $3.2 billion of its 10.55% senior PIK notes, $2.5 billion of its 11.25% senior subordinated notes and $1.6 billion of its 9.875% senior notes (which constituted all such notes outstanding at that date) for publicly tradable notes having substantially identical terms and guarantees, except that the exchange notes are freely tradable. Substantially all of the notes were exchanged effective September 9, 2009.

There were no expenditures, other than professional fees, or receipts of cash associated with the registration statements or exchange offers described above.

On June 26, 2009, the Company entered into an alliance with Bank of America N.A. and Rockmount. The Company's and Bank of America N.A.'s direct contributions to the alliance consisted of non-cash assets and liabilities.

On November 1, 2008, the Company and JPMorgan Chase terminated their merchant alliance, CPS, which was the Company's largest merchant alliance. The Company received its proportionate 49% share of the assets of the alliance, including domestic merchant contracts, an equity investment in Merchant Link, a full-service ISO and Agent Bank unit, and a portion of the employees. The receipt of the Company's proportionate share of CPS was accounted for as a business combination and was a non-cash transaction.

Refer to Note 13 for information concerning the Company's stock-based compensation plans.